Revision of Previously Issued Financial Statements (Tables)	9 Months Ended
Sep. 30, 2021
Restatement Of Previously Issued Financial Statements [Abstract]
Schedule of previously issued audited balance sheet
	As Previously Reported	Adjustments	As Restated
Balance Sheet at March 5, 2021 (audited)
Class A ordinary shares subject to possible redemption	$198,014,150	$26,985,850	$225,000,000
Class A ordinary shares	270	(270)	—
Additional paid-in capital	5,591,050	(5,591,050)	—
Accumulated deficit	$(591,962)	$(21,394,530)	$(21,986,492)

Balance Sheet at March 31, 2021
Class A ordinary shares subject to possible redemption	$224,704,330	$30,132,670	$254,837,000
Class A ordinary shares	301	(301)	—
Additional paid-in capital	5,920,955	(5,920,955)	—
Accumulated deficit	$(921,888)	$(24,211,414)	$(25,133,302)

	As Previously Reported	Adjustments	As Restated
Statement of Operations for the three months March 31, 2021
Basic and diluted weighted average shares outstanding, ordinary shares subject to redemption	5,720,409	1,475,788	7,196,197
Basic and diluted net income (loss) per share	$0.00	$(0.07)	$(0.07)
Basic and diluted weighted average shares outstanding, ordinary shares	7,846,713	(2,047,664)	5,799,049
Basic and diluted net loss per share	$(0.12)	$0.05	$(0.07)

Statement of Cash Flows for the three months March 31, 2021
Initial value of Class A ordinary shares subject to possible redemption	$198,014,150	$56,822,850	$254,837,000
Change in value of Class A ordinary shares subject to possible redemption	$26,690,180	$(26,690,180)	$—

Balance Sheet at June 30, 2021
Class A ordinary shares subject to possible redemption	$227,507,470	$27,333,071	$254,840,541
Class A ordinary shares	273	(273)	—
Additional paid-in capital	3,117,843	(3,117,843)	—
Accumulated deficit	$1,881,252	$(24,214,955)	$(22,333,703)

Statement of Operations for the three months ended June 30, 2021
Basic and diluted weighted average shares outstanding, ordinary shares subject to redemption	22,470,433	3,013,267	25,483,700
Basic and diluted net income per share	$0.00	$0.09	$0.09
Basic and diluted weighted average shares outstanding, ordinary shares	9,384,192	(3,013,267)	6,370,925
Basic and diluted net income per share	$0.30	$(0.21)	$0.09

Statement of Operations for the six months ended June 30, 2021
Basic and diluted weighted average shares outstanding, ordinary shares subject to redemption	14,141,692	2,248,774	16,390,466
Basic and diluted net income per share	$0.00	$0.08	$0.08
Basic and diluted weighted average shares outstanding, ordinary shares	8,619,700	(2,533,133)	6,086,567
Basic and diluted net income per share	$0.22	$(0.14)	$0.08

Statement of Cash Flows for the six months ended June 30, 2021
Initial value of Class A ordinary shares subject to possible redemption	$224,704,330	$30,132,670	$254,837,000
Change in value of Class A ordinary shares subject to possible redemption	$2,803,140	$(2,799,599)	$3,541